NOTES PAYABLE - Senior Secured Notes (Details) (USD $)	0 Months Ended	3 Months Ended
	Jul. 02, 2014	Jun. 30, 2015
Senior Secured Notes
Debt Instrument [Line Items]
Debt, face amount	150,000,000
Stated interest rate	10.00%
Senior secured notes | On or after January 15, 2017 and prior to July 15, 2017
Debt Instrument [Line Items]
Redemption price percentage	107.50%
Senior secured notes | On or after July 15, 2017 and prior to July 15, 2018
Debt Instrument [Line Items]
Redemption price percentage	105.00%
Senior secured notes | On and after July 15, 2018
Debt Instrument [Line Items]
Redemption price percentage	100.00%
Senior secured notes | Senior Secured Notes | Prior to July 15, 2017
Debt Instrument [Line Items]
Redemption price percentage	100.00%
Maximum percentage of principal amount redeemable	35.00%
Senior secured notes | Senior Secured Notes | Prior to July 15, 2017 | Net proceeds of equity offering
Debt Instrument [Line Items]
Redemption price percentage	110.00%
Senior secured notes | Senior Secured Notes | Prior to July 15, 2017 | Change of Control
Debt Instrument [Line Items]
Redemption price percentage	101.00%
Senior secured notes | Senior Secured Notes | Prior to July 15, 2017 | Asset Sale
Debt Instrument [Line Items]
Redemption price percentage	100.00%
Proceeds from asset sale	7,500,000
Senior secured notes | Exchange Notes
Debt Instrument [Line Items]
Covenant, period to file registration statement with SEC for Exchange Notes	300 days
Covenant, period to become effective	390 days
Covenant, selling period upon effective registration	30 days
Debt Instrument, Covenant, Period After Deadline To File Registration Statement With SEC	2 days
Scenario, Forecast [Member] | Senior secured notes | Exchange Notes
Debt Instrument [Line Items]
Interest Expense, Debt		$ 2,000